UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09235

                        First Defined Portfolio Fund, LLC
               (Exact name of registrant as specified in charter)

                             120 East Liberty Drive
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                             120 East Liberty Drive
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - 99.3%
            AEROSPACE & DEFENSE - 5.4%
    3,279   Axsys Technologies, Inc. (b) ...............................   $   193,264
   38,839   Honeywell International, Inc. ..............................     1,613,760
    8,870   Lockheed Martin Corp. ......................................       972,773
                                                                           -----------
                                                                             2,779,797
                                                                           -----------
            BEVERAGES - 2.5%
    5,998   Anheuser-Busch Companies, Inc. .............................       389,150
   13,078   PepsiCo, Inc. ..............................................       932,069
                                                                           -----------
                                                                             1,321,219
                                                                           -----------
            CAPITAL MARKETS - 0.4%
    9,420   Janus Capital Group, Inc. ..................................       228,718
                                                                           -----------
            CHEMICALS - 2.4%
    7,939   Koppers Holdings, Inc. .....................................       296,998
    5,204   Mosaic (The), Company ......................................       353,976
    3,770   Potash Corp. of Saskatchewan, Inc. .........................       497,678
    2,138   Sigma-Aldrich Corp. ........................................       112,074
                                                                           -----------
                                                                             1,260,726
                                                                           -----------
            COMMERCIAL BANKS - 5.6%
   19,689   Barclays PLC, ADR ..........................................       486,319
    9,445   HSBC Holdings PLC, ADR .....................................       763,439
   16,682   Intesa Sanpaolo, ADR .......................................       540,585
   21,007   Lloyds TSB Group PLC, ADR ..................................       351,447
   90,755   Royal Bank of Scotland Group PLC, ADR ......................       290,416
   27,277   Societe Generale, ADR ......................................       475,103
                                                                           -----------
                                                                             2,907,309
                                                                           -----------
            COMMERCIAL SERVICES & SUPPLIES - 0.5%
    6,878   GeoEye, Inc. (b) ...........................................       152,210
    5,650   ICF International, Inc. (b) ................................       111,588
                                                                           -----------
                                                                               263,798
                                                                           -----------
            COMMUNICATIONS EQUIPMENT - 4.1%
   36,127   Harmonic, Inc. (b) .........................................       305,273
   45,884   Nokia Oyj Corp., ADR .......................................       855,737
   13,861   Research In Motion Ltd. (b) ................................       946,706
                                                                           -----------
                                                                             2,107,716
                                                                           -----------
            COMPUTERS & PERIPHERALS - 10.2%
   21,421   Apple, Inc. (b) ............................................     2,434,711
   21,587   International Business Machines Corp. ......................     2,524,816
   12,815   Novatel Wireless, Inc. (b) .................................        77,659
    8,139   Stratasys, Inc. (b) ........................................       142,188
    3,969   Western Digital Corp. (b) ..................................        84,619
                                                                           -----------
                                                                             5,263,993
                                                                           -----------
            CONSTRUCTION & ENGINEERING - 1.4%
    1,847   Foster Wheeler Ltd. (b) ....................................        66,695
    1,444   Jacobs Engineering Group, Inc. (b) .........................        78,424
    8,262   Layne Christensen Company (b) ..............................       292,723
   10,920   Perini Corp. (b) ...........................................       281,627
                                                                           -----------
                                                                               719,469
                                                                           -----------

                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            DIVERSIFIED CONSUMER SERVICES - 1.0%
    8,433   Apollo Group, Inc., Class A (b) ............................   $   500,077
                                                                           -----------
            DIVERSIFIED FINANCIAL SERVICES - 5.8%
   29,644   Fortis, ADR ................................................       179,050
   20,175   ING Groep N.V., ADR ........................................       431,745
   50,943   JPMorgan Chase & Company ...................................     2,379,038
                                                                           -----------
                                                                             2,989,833
                                                                           -----------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 7.6%
   14,658   BT Group PLC, ADR ..........................................       425,229
      345   CenturyTel, Inc. ...........................................        12,644
   36,103   Deutsche Telekom AG, ADR ...................................       549,849
   21,996   France Telecom S.A., ADR ...................................       616,108
   23,341   Premiere Global Services, Inc. (b) .........................       328,174
    5,747   Qwest Communications International, Inc. ...................        18,563
   25,407   Telecom Italia SpA, ADR ....................................       379,072
   18,828   Telefonica S.A., ADR .......................................     1,346,014
    9,031   Verizon Communications, Inc. ...............................       289,805
                                                                           -----------
                                                                             3,965,458
                                                                           -----------
            ELECTRICAL EQUIPMENT - 1.1%
   18,757   EnerSys (b) ................................................       369,700
    3,207   Rockwell Automation, Inc. ..................................       119,749
      913   SunPower Corp., Class B (b) ................................        63,027
                                                                           -----------
                                                                               552,476
                                                                           -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
    3,647   FLIR Systems, Inc. (b) .....................................       140,118
   14,259   Methode Electronics, Inc. ..................................       127,475
                                                                           -----------
                                                                               267,593
                                                                           -----------
            ENERGY EQUIPMENT & SERVICES - 1.1%
    3,369   Bolt Technology Corp. (b) ..................................        48,749
      415   ENSCO International, Inc. ..................................        23,916
    7,153   NATCO Group, Inc., Class A (b) .............................       287,408
    4,188   National Oilwell Varco, Inc. (b) ...........................       210,363
                                                                           -----------
                                                                               570,436
                                                                           -----------
            HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
    3,389   Cynosure, Inc., Class A (b) ................................        60,799
      953   Intuitive Surgical, Inc. (b) ...............................       229,654
    7,132   SurModics, Inc. (b) ........................................       224,587
                                                                           -----------
                                                                               515,040
                                                                           -----------
            HEALTH CARE PROVIDERS & SERVICES - 4.3%
    4,653   Air Methods Corp. (b) ......................................       131,727
   10,231   Amedisys, Inc. (b) .........................................       497,943
    3,746   Emergency Medical Services Corp., Class A (b) ..............       111,930
   10,464   Express Scripts, Inc. (b) ..................................       772,452
   15,327   Medco Health Solutions, Inc. (b) ...........................       689,715
                                                                           -----------
                                                                             2,203,767
                                                                           -----------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            HOUSEHOLD DURABLES - 0.6%
    5,431   Garmin Ltd. ................................................   $   184,328
    5,761   Universal Electronics, Inc. (b) ............................       143,910
                                                                           -----------
                                                                               328,238
                                                                           -----------
            HOUSEHOLD PRODUCTS - 0.1%
    1,133   Clorox (The) Company .......................................        71,028
                                                                           -----------
            INDUSTRIAL CONGLOMERATES - 0.1%
    2,672   McDermott International, Inc. (b) ..........................        68,270
                                                                           -----------
            INSURANCE - 5.3%
   44,444   Aegon N.V. .................................................       390,218
   23,744   AmTrust Financial Services, Inc. ...........................       322,681
   16,134   Aon Corp. ..................................................       725,385
   20,953   Chubb (The), Corp. .........................................     1,150,320
    9,326   eHealth, Inc. (b) ..........................................       149,216
                                                                           -----------
                                                                             2,737,820
                                                                           -----------
            INTERNET & CATALOG RETAIL - 0.1%
    1,007   Priceline.com, Inc. (b) .....................................       68,909
                                                                           -----------
            INTERNET SOFTWARE & SERVICES - 2.6%
      298   Baidu.com, Inc., ADR (b) ....................................       73,973
    3,004   Google, Inc., Class A (b) ..................................     1,203,162
   11,372   TheStreet.Com, Inc. .........................................       68,118
                                                                           -----------
                                                                             1,345,253
                                                                           -----------
            IT SERVICES - 1.5%
   25,850   CyberSource Corp. (b) ......................................       416,444
   48,590   Sapient Corp. (b) ..........................................       361,024
                                                                           -----------
                                                                               777,468
                                                                           -----------
            LIFE SCIENCES TOOLS & SERVICES - 0.8%
    5,706   Kendle International, Inc. (b) .............................       255,115
    2,834   Waters Corp. (b) ...........................................       164,882
                                                                           -----------
                                                                               419,997
                                                                           -----------
            MACHINERY - 3.6%
    7,273   Columbus McKinnon Corp. (b) ................................       171,425
    1,954   Dynamic Materials Corp. ....................................        45,352
    6,404   Middleby (The), Corp. (b) ..................................       347,801
    3,536   Parker Hannifin Corp. ......................................       187,408
    8,334   RBC Bearings, Inc. (b) .....................................       280,772
   12,637   Robbins & Myers, Inc. ......................................       390,862
    6,531   Sun Hydraulics Corp. .......................................       170,067
    7,354   Tennant Company ............................................       251,948
                                                                           -----------
                                                                             1,845,635
                                                                           -----------
            MEDIA - 4.3%
   73,317   Walt Disney (The), Company .................................     2,250,099
                                                                           -----------

                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            METALS & MINING - 2.7%
   19,822   BHP Billiton Ltd., ADR .....................................   $ 1,030,546
    4,156   Olympic Steel, Inc. ........................................       122,560
   10,548   Southern Copper Corp. ......................................       201,256
    3,933   Steel Dynamics, Inc. .......................................        67,215
                                                                           -----------
                                                                             1,421,577
                                                                           -----------
            OIL, GAS & CONSUMABLE FUELS - 4.7%
   10,748   ENI SpA, ADR ...............................................       569,107
   15,429   Exxon Mobil Corp. ..........................................     1,198,216
   25,565   StatoilHydro ASA, ADR ......................................       608,447
    1,565   Valero Energy Corp. ........................................        47,420
                                                                           -----------
                                                                             2,423,190
                                                                           -----------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.9%
   22,149   Altera Corp. ...............................................       458,041
    3,328   Cypress Semiconductor Corp. (b) ............................        17,372
   74,961   Intel Corp. ................................................     1,404,020
   17,882   MEMC Electronic Materials, Inc. (b) ........................       505,345
   17,683   National Semiconductor Corp. ...............................       304,324
    8,189   Netlogic Microsystems, Inc. (b) ............................       247,635
    7,175   NVIDIA Corp. (b) ...........................................        76,844
   11,072   Power Integrations, Inc. (b) ...............................       266,835
    2,062   Sigma Designs, Inc. (b) ....................................        29,322
   55,398   TriQuint Semiconductor, Inc. (b) ...........................       265,356
                                                                           -----------
                                                                             3,575,094
                                                                           -----------
            SOFTWARE - 8.5%
   13,651   EPIQ Systems, Inc. (b) .....................................       185,654
   11,873   JDA Software Group, Inc. (b) ...............................       180,588
  148,028   Microsoft Corp. ............................................     3,950,867
   12,036   Radiant Systems, Inc. (b) ..................................       104,593
                                                                           -----------
                                                                             4,421,702
                                                                           -----------
            SPECIALTY RETAIL - 1.3%
    1,634   AutoZone, Inc. (b) .........................................       201,538
   10,717   Best Buy Company, Inc. .....................................       401,888
    1,909   GameStop Corp., Class A (b) ................................        65,307
                                                                           -----------
                                                                               668,733
                                                                           -----------
            TEXTILES, APPAREL & LUXURY GOODS - 0.3%
      740   Deckers Outdoor Corp. (b) ..................................        77,019
    2,783   Fossil, Inc. (b) ...........................................        78,564
                                                                           -----------
                                                                               155,583
                                                                           -----------
            TRADING COMPANY & DISTRIBUTORS - 0.8%
    9,714   Kaman Corp. ................................................       276,655
   10,099   Rush Enterprises, Inc., Class A (b) ........................       129,267
                                                                           -----------
                                                                               405,922
                                                                           -----------
            WIRELESS TELECOMMUNICATION SERVICES - 0.2%
    1,317   Millicom International Cellular S.A. .......................        90,438
                                                                           -----------

                 See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

                                     DESCRIPTION                              VALUE
            ------------------------------------------------------------   -----------
            TOTAL INVESTMENTS - 99.3% ..................................   $51,492,381
            (Cost $66,750,579) (c)
            NET OTHER ASSETS AND LIABILITIES - 0.7% ....................       356,548
                                                                           -----------
            NET ASSETS - 100.0% ........................................   $51,848,929
                                                                           ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,012,882 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,271,080.

ADR  American Depositary Receipt

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Portfolio's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices                                $51,492,381
Level 2 - Other Significant Observable Inputs                   --
Level 3 - Significant Unobservable Inputs                       --
                                                       -----------
TOTAL                                                  $51,492,381
                                                       ===========

                See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - 97.7%
            AEROSPACE & DEFENSE - 7.5%
   14,169   Honeywell International, Inc. ..............................   $   588,722
                                                                           -----------
            COMPUTERS & PERIPHERALS - 11.7%
    7,878   International Business Machines Corp. ......................       921,411
                                                                           -----------
            DIVERSIFIED FINANCIAL SERVICES - 19.7%
   29,604   Citigroup, Inc. ............................................       607,178
   20,044   JPMorgan Chase & Company ...................................       936,055
                                                                           -----------
                                                                             1,543,233
                                                                           -----------
            HOTELS, RESTAURANTS & LEISURE - 11.5%
   14,571   McDonald's Corp. ...........................................       899,031
                                                                           -----------
            MEDIA - 10.5%
   26,746   Walt Disney (The), Company .................................       820,834
                                                                           -----------
            OIL, GAS & CONSUMABLE FUELS - 9.0%
    9,129   Exxon Mobil Corp. ..........................................       708,958
                                                                           -----------
            PHARMACEUTICALS - 8.9%
   37,870   Pfizer, Inc. ...............................................       698,323
                                                                           -----------
            SOFTWARE - 8.2%
   24,010   Microsoft Corp. ............................................       640,827
                                                                           -----------
            SPECIALTY RETAIL - 10.7%
   32,502   Home Depot (The), Inc. .....................................       841,477
                                                                           -----------
            TOTAL INVESTMENTS - 97.7% ..................................     7,662,816
            (Cost $8,444,410) (b)
            NET OTHER ASSETS AND LIABILITIES - 2.3% ....................       180,218
                                                                           -----------
            NET ASSETS - 100.0% ........................................   $ 7,843,034
                                                                           ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $213,995 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $995,589.

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Portfolio's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices                                 $7,662,816
Level 2 - Other Significant Observable Inputs                   --
Level 3 - Significant Unobservable Inputs                       --
                                                        ----------
TOTAL                                                   $7,662,816
                                                        ==========

                 See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - 99.3%
            AUTO COMPONENTS - 6.5%
  104,385   Superior Industries International, Inc. ....................   $ 2,000,017
                                                                           -----------
            CHEMICALS - 11.9%
   93,526   RPM International, Inc. ....................................     1,808,793
   66,275   Sensient Technologies Corp. ................................     1,864,316
                                                                           -----------
                                                                             3,673,109
                                                                           -----------
            COMMERCIAL BANKS - 25.4%
  143,637   Colonial BancGroup (The), Inc. .............................     1,128,987
  258,625   First BanCorp ..............................................     2,860,392
   80,595   KeyCorp ....................................................       962,304
  122,420   South Financial Group (The), Inc. ..........................       897,339
  126,230   Umpqua Holdings Corp. ......................................     1,856,843
   50,094   Wachovia Corp. .............................................       175,329
                                                                           -----------
                                                                             7,881,194
                                                                           -----------
            DIVERSIFIED FINANCIAL SERVICES - 6.6%
   44,061   JPMorgan Chase & Company ...................................     2,057,649
                                                                           -----------
            HOUSEHOLD DURABLES - 6.9%
  228,820   La-Z-Boy, Inc. .............................................     2,132,602
                                                                           -----------
            INSURANCE - 5.1%
   43,221   Zenith National Insurance Corp. ............................     1,583,617
                                                                           -----------
            MEDIA - 1.5%
  131,182   Lee Enterprises, Inc. ......................................       459,137
                                                                           -----------
            MULTI-UTILITIES - 10.3%
   42,670   DTE Energy Company .........................................     1,711,920
  101,064   NiSource, Inc. .............................................     1,491,705
                                                                           -----------
                                                                             3,203,625
                                                                           -----------
            PAPER & FOREST PRODUCTS - 4.5%
   60,091   MeadWestvaco Corp. .........................................     1,400,721
                                                                           -----------
            THRIFTS & MORTGAGE FINANCE - 14.8%
  157,918   First Niagara Financial Group, Inc. ........................     2,487,209
  109,105   People's United Financial, Inc. ............................     2,100,271
  145,836   Washington Mutual, Inc. ....................................        11,958
                                                                           -----------
                                                                             4,599,438
                                                                           -----------
            TOBACCO - 5.8%
   36,529   Universal Corp. ............................................     1,793,209
                                                                           -----------
            TOTAL INVESTMENTS - 99.3% ..................................    30,784,318
            (Cost $37,996,286) (b)
            NET OTHER ASSETS AND LIABILITIES - 0.7%                            208,473
                                                                           -----------
            NET ASSETS - 100.0% ........................................   $30,992,791
                                                                           ===========

                 See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,676,316 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,888,284.

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Portfolio's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices                                $30,784,318
Level 2 - Other Significant Observable Inputs                   --
Level 3 - Significant Unobservable Inputs                       --
                                                       -----------
TOTAL                                                  $30,784,318
                                                       ===========

                 See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - 99.8%
            HONG KONG - 40.0%
1,847,849   BOC Hong Kong (Holdings) Ltd. (b) ..........................   $ 3,303,515
1,382,000   Cheung Kong Infrastructure Holdings Ltd. (b) ...............     6,431,312
  904,000   Hongkong Electric Holdings Ltd. (b) ........................     5,677,975
8,654,000   PCCW Ltd. (b) ..............................................     3,605,956
1,431,000   Yue Yuen Industrial (Holdings) Ltd. (b) ....................     3,909,006
                                                                           -----------
                                                                            22,927,764
                                                                           -----------
            UNITED KINGDOM - 29.3%
  931,109   BT Group PLC (b) ...........................................     2,699,319
  902,216   GKN PLC (b) ................................................     3,204,490
  797,569   Ladbrokes PLC (b) ..........................................     2,693,351
2,169,936   Logica PLC (b) .............................................     4,245,510
  579,887   Tate & Lyle PLC (b) ........................................     3,983,795
                                                                           -----------
                                                                            16,826,465
                                                                           -----------
            UNITED STATES - 30.5%
  168,849   Citigroup, Inc. ............................................     3,463,093
  132,447   General Electric Company ...................................     3,377,398
  195,476   General Motors Corp. .......................................     1,847,248
  185,366   Home Depot (The), Inc. .....................................     4,799,126
  215,963   Pfizer, Inc. ...............................................     3,982,358
                                                                           -----------
                                                                            17,469,223
                                                                           -----------
            TOTAL INVESTMENTS - 99.8% ..................................    57,223,452
            (Cost $78,510,558) (c)
            NET OTHER ASSETS AND LIABILITIES - 0.2% ....................       100,774
                                                                           -----------
            NET ASSETS - 100.0% ........................................   $57,324,226
                                                                           ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security is fair valued in accordance with valuation procedures adopted by the Board of Trustees.

(c) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,689,527 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,976,633.

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Portfolio's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices                                $17,469,223
Level 2 - Other Significant Observable Inputs           39,754,229
Level 3 - Significant Unobservable Inputs                       --
                                                       -----------
TOTAL                                                  $57,223,452
                                                       ===========

                See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

Electric Utilities ......................    21.1%
Diversified Telecommunication Services ..    11.0
Specialty Retail ........................     8.4
IT Services .............................     7.4
Pharmaceuticals .........................     7.0
Food Products ...........................     6.9
Textiles, Apparel & Luxury Goods ........     6.8
Diversified Financial Services ..........     6.0
Industrial Conglomerates ................     5.9
Commercial Banks ........................     5.8
Auto Components .........................     5.6
Hotels, Restaurants & Leisure ...........     4.7
Automobiles .............................     3.2
Net Other Assets and Liabilities ........     0.2
                                            -----
                                            100.0%
                                            =====

                 See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - 97.0%
            AEROSPACE & DEFENSE - 9.6%
    7,341   Lockheed Martin Corp. ......................................   $   805,087
                                                                           -----------
            BEVERAGES - 13.1%
    4,969   Anheuser-Busch Companies, Inc. .............................       322,389
   10,829   PepsiCo, Inc. ..............................................       771,783
                                                                           -----------
                                                                             1,094,172
                                                                           -----------
            CAPITAL MARKETS - 2.3%
    7,800   Janus Capital Group, Inc. ..................................       189,384
                                                                           -----------
            COMPUTERS & PERIPHERALS - 0.0%
    3,764   Seagate Technology, Inc. (Escrow Shares) (b) (c) ...........             0
                                                                           -----------
            DIVERSIFIED CONSUMER SERVICES - 2.5%
    3,555   Apollo Group, Inc., Class A (b) ............................       210,812
                                                                           -----------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 3.2%
      285   CenturyTel, Inc. ...........................................        10,445
    4,755   Qwest Communications International, Inc. ...................        15,359
    7,477   Verizon Communications, Inc. ...............................       239,937
                                                                           -----------
                                                                               265,741
                                                                           -----------
            ELECTRICAL EQUIPMENT - 1.2%
    2,655   Rockwell Automation, Inc. ..................................        99,138
                                                                           -----------
            ENERGY EQUIPMENT & SERVICES - 0.2%
      342   ENSCO International, Inc. ..................................        19,709
                                                                           -----------
            HEALTH CARE PROVIDERS & SERVICES - 12.1%
    5,976   Express Scripts, Inc. (b) ..................................       441,148
   12,688   Medco Health Solutions, Inc. (b) ...........................       570,960
                                                                           -----------
                                                                             1,012,108
                                                                           -----------
            HOUSEHOLD PRODUCTS - 0.7%
      939   Clorox (The) Company .......................................        58,866
                                                                           -----------
            INSURANCE - 18.6%
   13,360   Aon Corp. ..................................................       600,666
   17,348   Chubb (The), Corp. .........................................       952,405
                                                                           -----------
                                                                             1,553,071
                                                                           -----------
            LIFE SCIENCES TOOLS & SERVICES - 1.6%
    2,347   Waters Corp. (b) ...........................................       136,548
                                                                           -----------
            MACHINERY - 1.8%
    2,929   Parker Hannifin Corp. ......................................       155,237
                                                                           -----------
            OIL, GAS & CONSUMABLE FUELS - 12.3%
   12,775   Exxon Mobil Corp. ..........................................       992,107
    1,298   Valero Energy Corp. ........................................        39,329
                                                                           -----------
                                                                             1,031,436
                                                                           -----------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.8%
   18,340   Altera Corp. ...............................................       379,271
   12,546   MEMC Electronic Materials, Inc. (b) ........................       354,550
   14,643   National Semiconductor Corp. ...............................       252,006
                                                                           -----------
                                                                               985,827
                                                                           -----------

                 See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            SPECIALTY RETAIL - 6.0%
    1,352   AutoZone, Inc. (b) .........................................   $   166,756
    8,874   Best Buy Company, Inc. .....................................       332,775
                                                                           -----------
                                                                               499,531
                                                                           -----------
            TOTAL INVESTMENTS - 97.0% ..................................     8,116,667
            (Cost $9,169,142) (d)
            NET OTHER ASSETS AND LIABILITIES - 3.0% ....................       253,007
                                                                           -----------
            NET ASSETS - 100.0% ........................................   $ 8,369,674
                                                                           ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) This security is fair valued in accordance with valuation procedures adopted by the Board of Trustees.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $215,067 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,267,542.

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Portfolio's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices                                 $8,116,667
Level 2 - Other Significant Observable Inputs                   --
Level 3 - Significant Unobservable Inputs                       --
                                                        ----------
TOTAL                                                   $8,116,667
                                                        ==========

                 See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - 100.4%
            CHEMICALS - 6.1%
    5,242   Sigma-Aldrich Corp. ........................................   $   274,786
                                                                           -----------
            COMMUNICATIONS EQUIPMENT - 7.0%
    4,570   Research In Motion Ltd. (b) ................................       312,131
                                                                           -----------
            COMPUTERS & PERIPHERALS - 6.8%
    2,672   Apple, Inc. (b).............................................       303,700
                                                                           -----------
            CONSTRUCTION & ENGINEERING - 4.7%
    5,857   Foster Wheeler Ltd. (b) ....................................       211,496
                                                                           -----------
            DIVERSIFIED CONSUMER SERVICES - 9.0%
    6,821   Apollo Group, Inc., Class A (b) ............................       404,485
                                                                           -----------
            HEALTH CARE EQUIPMENT & SUPPLIES - 8.4%
    1,573   Intuitive Surgical, Inc. (b) ...............................       379,062
                                                                           -----------
            HEALTH CARE PROVIDERS & SERVICES - 12.0%
    7,327   Express Scripts, Inc. (b) ..................................       540,879
                                                                           -----------
            HOUSEHOLD DURABLES - 4.1%
    5,385   Garmin Ltd. ................................................       182,767
                                                                           -----------
            INTERNET SOFTWARE & SERVICES - 12.1%
      963   Baidu.com, Inc., ADR (b) ...................................       239,045
      763   Google, Inc., Class A (b) ..................................       305,597
                                                                           -----------
                                                                               544,642
                                                                           -----------
            METALS & MINING - 3.0%
    7,771   Steel Dynamics, Inc. .......................................       132,806
                                                                           -----------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.0%
   19,961   Intel Corp. ................................................       373,870
   15,353   NVIDIA Corp. (b) ...........................................       164,431
                                                                           -----------
                                                                               538,301
                                                                           -----------
            SOFTWARE - 8.8%
   14,787   Microsoft Corp. ............................................       394,665
                                                                           -----------
            WIRELESS TELECOMMUNICATION SERVICES - 6.4%
    4,172   Millicom International Cellular S.A. .......................       286,490
                                                                           -----------
            TOTAL INVESTMENTS - 100.4% .................................     4,506,210
            (Cost $6,530,418) (c)
            NET OTHER ASSETS AND LIABILITIES - (0.4%) ..................       (17,425)
                                                                           -----------
            NET ASSETS - 100.0% ........................................   $ 4,488,785
                                                                           ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,441 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,041,649.

ADR  American Depositary Receipt

                 See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Portfolio's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices                                 $4,506,210
Level 2 - Other Significant Observable Inputs                   --
Level 3 - Significant Unobservable Inputs                       --
                                                        ----------
TOTAL                                                   $4,506,210
                                                        ==========

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - 99.0%
            AEROSPACE & DEFENSE - 0.6%
      745   Axsys Technologies, Inc. (b) ...............................   $    43,910
                                                                           -----------
            AIRLINES - 0.7%
    2,390   Alaska Air Group, Inc. (b) .................................        48,732
                                                                           -----------
            AUTO COMPONENTS - 2.1%
    7,388   Superior Industries International, Inc. ....................       141,554
                                                                           -----------
            AUTOMOBILES - 1.2%
      371   Daimler AG .................................................        18,736
    1,082   Honda Motor Company Ltd., ADR ..............................        32,579
      341   Toyota Motor Corp., ADR ....................................        29,258
                                                                           -----------
                                                                                80,573
                                                                           -----------
            CAPITAL MARKETS - 0.9%
      592   Credit Suisse Group, ADR ...................................        28,582
      274   Deutsche Bank AG ...........................................        19,944
      871   UBS AG (b) .................................................        15,277
                                                                           -----------
                                                                                63,803
                                                                           -----------
            CHEMICALS - 6.6%
    1,183   Mosaic (The), Company ......................................        80,468
      855   Potash Corp. of Saskatchewan, Inc. .........................       112,869
    6,621   RPM International, Inc. ....................................       128,050
    4,686   Sensient Technologies Corp. ................................       131,817
                                                                           -----------
                                                                               453,204
                                                                           -----------
            COMMERCIAL BANKS - 12.1%
      783   Allied Irish Banks PLC, ADR ................................        12,872
      892   Barclays PLC, ADR ..........................................        22,032
      497   Canadian Imperial Bank of Commerce .........................        29,323
   10,166   Colonial BancGroup (The), Inc. .............................        79,905
    1,492   Community Bank System, Inc. ................................        37,524
   22,377   First BanCorp ..............................................       247,490
      488   KB Financial Group, Inc., ADR (b) ..........................        22,297
    5,705   KeyCorp ....................................................        68,118
      951   Lloyds TSB Group PLC, ADR ..................................        15,910
    3,883   Mitsubishi UFJ Financial Group, Inc., ADR ..................        33,937
      695   Royal Bank of Canada .......................................        33,374
    4,142   Royal Bank of Scotland Group PLC, ADR ......................        13,254
    8,668   South Financial Group (The), Inc. ..........................        63,536
    8,935   Umpqua Holdings Corp. ......................................       131,434
    3,545   Wachovia Corp. .............................................        12,408
                                                                           -----------
                                                                               823,414
                                                                           -----------
            COMMERCIAL SERVICES & SUPPLIES - 1.8%
    3,110   Kelly Services Inc., Class A ...............................        59,246
      861   School Specialty, Inc. (b) .................................        26,855
    4,086   Spherion Corp. (b) .........................................        19,899
    1,648   Volt Information Sciences, Inc. (b) ........................        14,799
                                                                           -----------
                                                                               120,799
                                                                           -----------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            COMMUNICATIONS EQUIPMENT - 4.4%
   10,421   Nokia Oyj Corp., ADR .......................................   $   194,352
    1,513   Research In Motion Ltd. (b) ................................       103,338
                                                                           -----------
                                                                               297,690
                                                                           -----------
            COMPUTERS & PERIPHERALS - 4.4%
    2,337   Apple, Inc. (b) ............................................       265,623
    1,119   Hutchinson Technology, Inc. (b) ............................        12,958
      903   Western Digital Corp. (b) ..................................        19,252
                                                                           -----------
                                                                               297,833
                                                                           -----------
            CONSTRUCTION & ENGINEERING - 0.3%
      329   Jacobs Engineering Group, Inc. (b) .........................        17,868
                                                                           -----------
            DISTRIBUTORS - 0.3%
    2,414   Audiovox Corp., Class A (b) ................................        22,619
                                                                           -----------
            DIVERSIFIED CONSUMER SERVICES - 0.4%
      448   Apollo Group, Inc., Class A (b) ............................        26,566
                                                                           -----------
            DIVERSIFIED FINANCIAL SERVICES - 2.4%
      915   ING Groep N.V., ADR ........................................        19,581
    3,121   JPMorgan Chase & Company ...................................       145,751
                                                                           -----------
                                                                               165,332
                                                                           -----------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 6.0%
    1,638   Deutsche Telekom AG, ADR ...................................        24,947
      996   France Telecom S.A., ADR ...................................        27,898
    1,466   Nippon Telegraph & Telephone Corp., ADR ....................        33,000
    1,156   Telecom Italia SpA, ADR ....................................        17,248
    4,276   Telefonica S.A., ADR .......................................       305,691
                                                                           -----------
                                                                               408,784
                                                                           -----------
            ELECTRIC UTILITIES - 2.3%
    1,689   Idacorp, Inc. ..............................................        49,133
    1,701   Korea Electric Power Corp., ADR ............................        21,075
    3,489   Sierra Pacific Resources ...................................        33,425
    2,278   Westar Energy, Inc. ........................................        52,485
                                                                           -----------
                                                                               156,118
                                                                           -----------
            ELECTRICAL EQUIPMENT - 0.2%
      221   SunPower Corp., Class B (b) ................................        15,241
                                                                           -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7%
    1,508   Arrow Electronics, Inc. (b) ................................        39,540
      828   FLIR Systems, Inc. (b) .....................................        31,812
    8,981   Kemet Corp. (b) ............................................        12,214
    5,247   Vishay Intertechnology, Inc. (b) ...........................        34,735
                                                                           -----------
                                                                               118,301
                                                                           -----------
            ENERGY EQUIPMENT & SERVICES - 1.6%
      954   National Oilwell Varco, Inc. (b) ...........................        47,919
    1,067   Tidewater, Inc. ............................................        59,069
                                                                           -----------
                                                                               106,988
                                                                           -----------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            FOOD PRODUCTS - 0.6%
    1,278   TreeHouse Foods, Inc. (b) ..................................   $    37,957
                                                                           -----------
            GAS UTILITIES - 0.4%
    1,067   Atmos Energy Corp. .........................................        28,403
                                                                           -----------
            HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
      106   Intuitive Surgical, Inc. (b) ...............................        25,544
                                                                           -----------
            HEALTH CARE PROVIDERS & SERVICES - 1.9%
    2,411   Kindred Healthcare, Inc. (b) ...............................        66,471
    2,025   LifePoint Hospitals, Inc. (b) ..............................        65,084
                                                                           -----------
                                                                               131,555
                                                                           -----------
            HOTELS, RESTAURANTS & LEISURE - 1.1%
    2,228   Bob Evans Farms, Inc. ......................................        60,802
    2,006   O'Charley's, Inc. ..........................................        17,553
                                                                           -----------
                                                                                78,355
                                                                           -----------
            HOUSEHOLD DURABLES - 4.4%
      594   Garmin Ltd. ................................................        20,160
   19,790   La-Z-Boy, Inc. .............................................       184,443
      800   Mohawk Industries, Inc. (b) ................................        53,912
      571   National Presto Industries, Inc. ...........................        42,540
                                                                           -----------
                                                                               301,055
                                                                           -----------
            INDUSTRIAL CONGLOMERATES - 0.2%
      606   McDermott International, Inc. (b) ..........................        15,483
                                                                           -----------
            INSURANCE - 8.0%
    2,018   Aegon N.V. .................................................        17,718
    1,674   Allianz SE, ADR ............................................        22,950
    2,045   American Financial Group, Inc. .............................        60,327
      593   Everest Re Group Ltd. ......................................        51,312
    1,314   Hanover Insurance Group (The), Inc. ........................        59,813
    2,113   HCC Insurance Holdings, Inc. ...............................        57,051
    1,699   Presidential Life Corp. ....................................        26,827
      810   Safety Insurance Group, Inc. ...............................        30,723
    1,305   Selective Insurance Group, Inc. ............................        29,911
      996   United Fire & Casualty Company .............................        28,476
    2,030   W.R. Berkley Corp. .........................................        47,807
    3,061   Zenith National Insurance Corp. ............................       112,155
                                                                           -----------
                                                                               545,070
                                                                           -----------
            INTERNET & CATALOG RETAIL - 0.2%
      228   Priceline.com, Inc. (b) ....................................        15,602
                                                                           -----------
            LEISURE EQUIPMENT & PRODUCTS - 0.5%
    1,270   Jakks Pacific, Inc. (b) ....................................        31,636
                                                                           -----------
            MACHINERY - 0.1%
      443   Dynamic Materials Corp. ....................................        10,282
                                                                           -----------
            MEDIA - 1.7%
      732   AH Belo Corp., Class A .....................................         3,777
    3,420   Belo Corp., Class A ........................................        20,383

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            MEDIA - (CONTINUED)
   13,412   Lee Enterprises, Inc. ......................................   $    46,942
    1,699   Scholastic Corp. ...........................................        43,630
                                                                           -----------
                                                                               114,732
                                                                           -----------
            METALS & MINING - 4.1%
    4,498   BHP Billiton Ltd., ADR .....................................       233,851
    2,400   Southern Copper Corp. ......................................        45,792
                                                                           -----------
                                                                               279,643
                                                                           -----------
            MULTI-UTILITIES - 4.2%
    1,385   Avista Corp. ...............................................        30,068
    3,017   DTE Energy Company .........................................       121,042
    7,158   NiSource, Inc. .............................................       105,652
    2,730   PNM Resources, Inc. ........................................        27,955
                                                                           -----------
                                                                               284,717
                                                                           -----------
            MULTILINE RETAIL - 0.6%
    3,045   Fred's Inc., Class A .......................................        43,300
                                                                           -----------
            OIL, GAS & CONSUMABLE FUELS - 2.2%
    1,425   Cimarex Energy Company .....................................        69,697
      485   ENI SpA, ADR ...............................................        25,681
      995   Repsol YPF S.A., ADR .......................................        29,512
    1,160   StatoilHydro ASA, ADR ......................................        27,608
                                                                           -----------
                                                                               152,498
                                                                           -----------
            PAPER & FOREST PRODUCTS - 1.5%
    4,251   MeadWestvaco Corp. .........................................        99,091
                                                                           -----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
    1,350   Colonial Properties Trust ..................................        25,232
                                                                           -----------
            ROAD & RAIL - 2.6%
    4,752   Avis Budget Group, Inc. (b) ................................        27,276
    1,740   Kansas City Southern (b) ...................................        77,186
    3,452   Werner Enterprises, Inc. ...................................        74,943
                                                                           -----------
                                                                               179,405
                                                                           -----------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
    2,249   Actel Corp. (b) ............................................        28,067
    2,241   Brooks Automation, Inc. (b) ................................        18,735
      805   Cypress Semiconductor Corp. (b) ............................         4,202
      621   MEMC Electronic Materials, Inc. (b) ........................        17,549
    1,544   MKS Instruments, Inc. (b) ..................................        30,741
    2,379   Photronics, Inc. (b) .......................................         4,473
   10,304   RF Micro Devices, Inc. (b) .................................        30,088
      467   Sigma Designs, Inc. (b) ....................................         6,641
                                                                           -----------
                                                                               140,496
                                                                           -----------
            SPECIALTY RETAIL - 2.7%
    3,476   Collective Brands, Inc. (b) ................................        63,645
      433   GameStop Corp., Class A (b) ................................        14,813
    2,312   Jo-Ann Stores, Inc. (b) ....................................        48,506
    2,599   Pep Boys-Manny, Moe & Jack (The) ...........................        16,062

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            SPECIALTY RETAIL - (CONTINUED)
    1,534   Sonic Automotive, Inc., Class A ............................   $    12,978
    2,041   Stage Stores, Inc. .........................................        27,880
                                                                           -----------
                                                                               183,884
                                                                           -----------
            TEXTILES, APPAREL & LUXURY GOODS - 0.5%
      168   Deckers Outdoor Corp. (b) ..................................        17,485
      628   Fossil, Inc. (b) ...........................................        17,728
                                                                           -----------
                                                                                35,213
                                                                           -----------
            THRIFTS & MORTGAGE FINANCE - 5.0%
    2,732   Corus Bankshares, Inc. .....................................        11,065
   11,177   First Niagara Financial Group, Inc. ........................       176,038
      841   FirstFed Financial Corp. (b) ...............................         6,593
    7,727   People's United Financial, Inc. ............................       148,745
   10,322   Washington Mutual, Inc. ....................................           846
                                                                           -----------
                                                                               343,287
                                                                           -----------
            TOBACCO - 1.9%
    2,587   Universal Corp. ............................................       126,996
                                                                           -----------
            TRADING COMPANIES & DISTRIBUTORS - 1.7%
    1,617   GATX Corp. .................................................        63,985
    3,245   United Rentals, Inc. (b) ...................................        49,454
                                                                           -----------
                                                                               113,439
                                                                           -----------
            TOTAL INVESTMENTS - 99.0% ..................................     6,752,204
            (Cost $8,304,175) (c)
            NET OTHER ASSETS AND LIABILITIES - 1.0% ....................        66,830
                                                                           -----------
            NET ASSETS - 100.0% ........................................   $ 6,819,034
                                                                           ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $134,644 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,686,615.

ADR  American Depositary Receipt

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Portfolio's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices                                 $6,752,204
Level 2 - Other Significant Observable Inputs                   --
Level 3 - Significant Unobservable Inputs                       --
                                                        ----------
TOTAL                                                   $6,752,204
                                                        ==========

                 See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - 99.3%
            AEROSPACE & DEFENSE - 2.6%
    9,861   Axsys Technologies, Inc. (b) ...............................   $   581,207
                                                                           -----------
            CHEMICALS - 19.2%
   27,993   Mosaic (The), Company ......................................     1,904,084
   18,604   Potash Corp. of Saskatchewan, Inc. .........................     2,455,914
                                                                           -----------
                                                                             4,359,998
                                                                           -----------
            COMMUNICATIONS EQUIPMENT - 12.6%
   69,250   Nokia Oyj Corp., ADR .......................................     1,291,512
   22,942   Research In Motion Ltd. (b) ................................     1,566,939
                                                                           -----------
                                                                             2,858,451
                                                                           -----------
            COMPUTERS & PERIPHERALS - 8.5%
   13,424   Apple, Inc. (b) ............................................     1,525,772
   18,390   Western Digital Corp. (b) ..................................       392,075
                                                                           -----------
                                                                             1,917,847
                                                                           -----------
            CONSTRUCTION & ENGINEERING - 2.4%
   10,177   Jacobs Engineering Group, Inc. (b) .........................       552,713
                                                                           -----------
            DIVERSIFIED CONSUMER SERVICES - 3.7%
   14,030   Apollo Group, Inc., Class A (b) ............................       831,979
                                                                           -----------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 8.6%
   27,333   Telefonica S.A., ADR .......................................     1,954,036
                                                                           -----------
            ELECTRICAL EQUIPMENT - 1.2%
    3,788   SunPower Corp., Class B (b) ................................       261,548
                                                                           -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
   10,974   FLIR Systems, Inc. (b) .....................................       421,621
                                                                           -----------
            ENERGY EQUIPMENT & SERVICES - 6.5%
   29,546   National Oilwell Varco, Inc. (b) ...........................     1,484,096
                                                                           -----------
            HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
    3,236   Intuitive Surgical, Inc. (b) ...............................       779,811
                                                                           -----------
            HOUSEHOLD DURABLES - 2.8%
   18,408   Garmin Ltd. ................................................       624,767
                                                                           -----------
            INDUSTRIAL CONGLOMERATES - 2.1%
   18,841   McDermott International, Inc. (b) ..........................       481,387
                                                                           -----------
            INTERNET & CATALOG RETAIL - 1.0%
    3,164   Priceline.com, Inc. (b) ....................................       216,513
                                                                           -----------
            MACHINERY - 0.6%
    5,879   Dynamic Materials Corp. ....................................       136,451
                                                                           -----------
            METALS & MINING - 15.0%
   37,596   BHP Billiton Ltd., ADR .....................................     1,954,616
   76,096   Southern Copper Corp. ......................................     1,451,912
                                                                           -----------
                                                                             3,406,528
                                                                           -----------

                 See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES                             DESCRIPTION                              VALUE
---------   ------------------------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
   13,814   Cypress Semiconductor Corp. (b) ............................   $    72,109
   19,259   MEMC Electronic Materials, Inc. (b) ........................       544,259
    6,203   Sigma Designs, Inc. (b) ....................................        88,207
                                                                           -----------
                                                                               704,575
                                                                           -----------
            SPECIALTY RETAIL - 2.0%
   13,418   GameStop Corp., Class A (b) ................................       459,030
                                                                           -----------
            TEXTILES, APPAREL & LUXURY GOODS - 2.1%
    2,232   Deckers Outdoor Corp. (b) ..................................       232,306
    8,381   Fossil, Inc. (b) ...........................................       236,596
                                                                           -----------
                                                                               468,902
                                                                           -----------
            TOTAL INVESTMENTS - 99.3%                                       22,501,460
            (Cost $33,178,996) (c)
            NET OTHER ASSETS AND LIABILITIES - 0.7% ....................       156,730
                                                                           -----------
            NET ASSETS - 100.0% ........................................   $22,658,190
                                                                           ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $804,318 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,481,854.

ADR  American Depositary Receipt

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Portfolio's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                INVESTMENTS IN SECURITIES
----------------                                -------------------------
Level 1 - Quoted Prices                                $22,501,460
Level 2 - Other Significant Observable Inputs                   --
Level 3 - Significant Unobservable Inputs                       --
                                                       -----------
TOTAL                                                  $22,501,460
                                                       ===========

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2008 (UNAUDITED)

                      1.VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Defined Portfolio Fund, LLC (the "Registrant"), a non-diversified open-end management investment company, offers eight variable annuity Portfolios as follows: Target Managed VIP Portfolio, The Dow(R) Dart 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio and Value Line(R) Target 25 Portfolio (each a "Portfolio," and collectively, the "Portfolios").

The net asset value ("NAV") of each Portfolio's Membership Interests (each an "Interest", and collectively, the "Interests") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

Each Portfolio's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of Trustees of the Registrant. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Additionally, if events occur after the close of the principal market for particular securities (e.g., foreign securities), but before each Portfolio values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Portfolios' securities and other investments. The use of fair value pricing by each Portfolio is governed by valuation procedures adopted by the Registrant's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. All securities and other assets of a Portfolio denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Portfolios as of January 1, 2008, the beginning of the Registrant's current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of September 30, 2008 is included with each Portfolio's Portfolio of Investments.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2008 (UNAUDITED)

B. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ADDITIONAL INFORMATION

                        FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2008 (UNAUDITED)

                              LICENSING INFORMATION

"Dow Jones Industrial Average(sm)," "DJIA(sm)," "The Dow Jones Select Dividend Index(sm)," "Dow Industrials(sm)," "The Dow(R)," "Dow 30(sm)," and "The Dow 10(sm)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust on behalf of the Fund. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of the Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Fund. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500", S&P MidCap 400","Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by First Trust on behalf of the Fund. The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio.

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Fund. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Defined Portfolio Fund, LLC


By (Signature and Title)*  /s/ James A. Bowen
                           ------------------------------------
                           James A. Bowen,
                           Chairman of the Board, President and
                           Chief Executive Officer
                           (principal executive officer)

Date   November 24, 2008
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           ------------------------------------
                           James A. Bowen,
                           Chairman of the Board, President and
                           Chief Executive Officer
                           (principal executive officer)

Date   November 24, 2008
     --------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                           ------------------------------------
                           Mark R. Bradley,
                           Treasurer, Controller,
                           Chief Financial Officer and
                           Chief Accounting Officer
                           (principal financial officer)

Date   November 24, 2008
     --------------------

* Print the name and title of each signing officer under his or her signature.